Discontinued Operations - Schedule of Earnings per Share from Discontinued Operations (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Earnings per Share from Discontinued Operations [Abstract]
Basic earnings / (loss) per share from discontinued operations		$ 7.7	$ (181.13)
Diluted earnings / (loss) per share from discontinued operations		$ 7.7	$ (181.13)